General	12 Months Ended
Dec. 31, 2019
General [Abstract]
GENERAL

NOTE 1:-  GENERAL

a.	Company description:

Can-Fite Biopharma Ltd. (the "Company") was incorporated and started to operate in September 1994 as a private Israeli company. Can-Fite is a clinical-stage biopharmaceutical company focused on developing orally bioavailable small molecule therapeutic products for the treatment of autoimmune-inflammatory, oncological and sexual dysfunction indications. Its platform technology utilizes the Gi protein associated A3AR as a therapeutic target. A3AR is highly expressed in inflammatory and cancer cells, and not significantly expressed in normal cells, suggesting that the receptor could be a unique target for pharmacological intervention. The Company's pipeline of drug candidates are synthetic, highly specific agonists and allosteric modulators, or ligands or molecules that initiate molecular events when binding with target proteins, targeting the A3AR.

The Company's ordinary shares have been publicly traded on the Tel-Aviv Stock Exchange since October 2005 under the symbol "CFBI" and the Company's American Depositary Shares ("ADSs") began public trading on the over the counter market in the U.S. in October 2012 and since November 2013 the Company's ADSs have been publicly traded on the NYSE American under the symbol "CANF".

b.	The Company owned 82% of a U.S. based subsidiary, Ophthalix, Inc. which developed the CF101 drug for treatment of ophthalmic indications under license from the Company. The license to develop this drug was transferred from the Company to Ophthalix, Inc. in the context of an ophthalmic activity spinoff transaction. Ophthalix, Inc. was traded in the over the counter market in the U.S. under the symbol "OPLI".

On May 21, 2017, OphthaliX and a wholly-owned private Israeli subsidiary of OphthaliX, Bufiduck Ltd. (the "Merger Sub"), and Wize Pharma Ltd. ("Wize"), an Israeli company formerly listed on the Tel Aviv Stock Exchange currently focused on the treatment of ophthalmic disorders, including dry eye syndrome, entered into an Agreement and Plan of Merger (the "Merger Agreement"), providing for the merger of the Merger Sub with and into Wize, with Wize becoming a wholly-owned subsidiary of OphthaliX and the surviving corporation of the merger (the "Merger"). On November 16, 2017, the Merger was completed. As a result of the Merger, the Company's ownership of OphthaliX, immediately post-Merger, became approximately 8% of the outstanding shares of common stock. In addition, immediately prior to the Merger, OphthaliX sold on an "as is" basis to the Company all the ordinary shares of Eyefite in exchange for the irrevocable cancellation and waiver of all indebtedness owed by OphthaliX and Eyefite to the Company, including approximately USD 5,000 of deferred payments owed by OphthaliX and Eyefite to the Company and, as part of the purchase of Eyefite, the Company also assumed certain accrued milestone payments in the amount of USD 175 under a license agreement previously entered into with the NIH. In addition, that certain exclusive license of Piclidenoson granted to OphthaliX by the Company and a related services agreement was terminated. In connection with the Merger, OphthaliX was renamed Wize Pharma, Inc.

As a result of the Merger, the Company recorded a capital gain of USD 769.

As of December 31, 2019, Eyefite had no activity.

c.	During the year ended December 31, 2019, the Company incurred net losses of USD 9,587 and it had negative cash flows from operating activities in the amount of USD 10,800.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities.

If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to implement a cost reduction and may be required to delay part of its development programs. The Company's management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company's products for at least the next twelve months.